Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of of amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed

	Fair value recognized on	Fair value recognized on	Fair value recognized on	Fair value recognized
	acquisition, February 3, 2021	acquisition, February 3,	acquisition, April 5 2021,	on acquisition, December 9, 2021,
	Nexters Studio LLC	2021, Nexters Online LLC	NHW Ltd	Game Positive LLC
Assets
Property and equipment	390	85	—	71
Intangible assets	38	14	—	—
Right-of-use assets	1,164	395	—	—
Trade and other receivables	656	80	15	48
Other assets	91	27	—	59
Cash and cash equivalents	26	4	1	82
Prepaid tax	28	—	—	12
	2,393	605	16	272
Liabilities
Deferred tax liability	(4)	(16)	—	—
Lease liabilities - current	(1,164)	(395)	—	—
Trade and other payables	(1,415)	(218)	—	(159)
Tax liability	—	(4)	—	—
	(2,583)	(633)	—	(159)
Total identifiable net assets at fair value	(190)	(28)	16	113
Goodwill/(negative goodwill) arising on acquisition	1,274	191	8	(79)
NCI	—	—	—	(33)
Purchase consideration transferred	1,084	163	24	1

Schedule of net cash flow in acquisition

Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary	26	4	1	82
Cash paid	(1,084)	(163)	(24)	(1)
Net cash flow in acquisition	(1,058)	(159)	(23)	81

Schedule of actual number of shares held and outstanding

	Number of	Percentage of
	Ordinary Shares	Ordinary Shares
Kismet’s public shareholders	3,188,758	1.6%
Sponsor	11,750,000	6.0%
Nexters Global shareholders	176,584,343	89.9%
PIPE investors	5,000,000	2.5%
Total	196,523,101	100%